Acquisitions and Divestures - Unaudited Pro Forma Statements of Operations Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Pro forma net sales	$ 12,664	$ 13,278	$ 13,502
Pro forma income from continuing operations	787	790	880
Pro forma net income attributable to L-3	$ 778	$ 812	$ 972
Pro forma diluted earnings per share from continuing operations	$ 8.54	$ 8.03	$ 8.24
Pro forma diluted earnings per share	$ 8.54	$ 8.32	$ 9.19